Investments in and Advances to Unconsolidated Affiliates - Schedule of Net Income (Loss) from Unconsolidated Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Income from unconsolidated affiliates	$ 257,883	$ 63,836	$ 68,829
Preopening and start-up expenses	(3,475)	(917)	(507)
Non-operating items from unconsolidated affiliates	(76,462)	(87,794)	(208,682)
Net income (loss) from unconsolidated affiliates	$ 177,946	$ (24,875)	$ (140,360)